PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	Useful Life	June 30, 2014	December 31, 2013
Cost:
Furniture and equipment	3 – 7 years	$2,746,000	$2,633,000
Accumulated depreciation:		(1,940,000)	(1,827,000)
Property and equipment, net		$806,000	$806,000

Depreciation expense amounted to approximately $113,000 and $177,000 for the six months ended June 30, 2014 and 2013, respectively.

6 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	Useful Life (years)	December 31,
		2013	2012
Cost:
Furniture and equipment	3 – 7 years	$2,633,000	$1,970,000
Hardware	4 – 5 years	—	2,486,000
		2,633,000	4,456,000
Accumulated depreciation:		(1,827,000)	(2,731,000)
Property and equipment, net		$806,000	$1,725,000
Depreciation of property and equipment amounted to $393,000 and $662,000 for the years ended December 31, 2013 and 2012, respectively. Impairment of property and equipment amounted to $896,000 and $268,000 for the years ended December 31, 2013 and 2012, respectively. We also reclassified $293,000 of hardware supplies into inventory in 2013. The impairment charge of $896,000 in 2013 was related to hardware with a cost of $2,193,000 and an accumulated depreciation of $1,297,000.